Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Write-off	R$ 275	R$ 244	R$ 413
Net book value	5,587,980	5,532,789
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	6,152,499	5,243,012	4,339,859
Additions	237,997	255,691	99,993
Business combinations		654,076	803,875
Write-off	(275)	(280)	(3,271)
Remesurement			2,556
Intangible assets and goodwill, balance at end	6,390,221	6,152,499	5,243,012
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(619,710)	(446,996)	(298,368)
Amortization	(182,531)	(172,750)	(151,486)
Write-off		36	2,858
Intangible assets and goodwill, balance at end	(802,241)	(619,710)	(446,996)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Net book value	1,526,733	1,526,733
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	1,526,733	1,334,699	1,257,045
Additions
Business combinations		192,034	75,098
Remesurement			2,556
Intangible assets and goodwill, balance at end	1,526,733	1,526,733	1,334,699
Goodwill [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Amortization
Intangible assets and goodwill, balance at end
Licences [member]
IfrsStatementLineItems [Line Items]
Net book value	3,460,415	3,360,786
Licences [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	3,360,786	2,776,077	2,189,814
Additions	99,629	157,227
Business combinations		427,482	586,263
Intangible assets and goodwill, balance at end	3,460,415	3,360,786	2,776,077
Licences [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Amortization
Intangible assets and goodwill, balance at end
Brand names [member]
IfrsStatementLineItems [Line Items]
Net book value	138,389	143,516
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	182,060	182,060	182,060
Intangible assets and goodwill, balance at end	182,060	182,060	182,060
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(38,544)	(26,038)	(14,955)
Amortization	(5,127)	(12,506)	(11,083)
Intangible assets and goodwill, balance at end	(43,671)	(38,544)	(26,038)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Net book value	153,274	228,143
Customer-related intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	612,827	578,267	435,816
Business combinations		34,560	142,451
Transfer	(691)
Intangible assets and goodwill, balance at end	612,136	612,827	578,267
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(384,684)	(301,947)	(212,363)
Amortization	(74,558)	(82,737)	(89,584)
Transfer	380
Intangible assets and goodwill, balance at end	(458,862)	(384,684)	(301,947)
Computer software [member]
IfrsStatementLineItems [Line Items]
Net book value	60,883	54,195
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	95,953	71,150	43,300
Additions	276	1,511	1,314
Business combinations			63
Write-off			(2,235)
Transfer	31,531	23,292	28,708
Intangible assets and goodwill, balance at end	127,760	95,953	71,150
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(41,758)	(24,094)	(17,277)
Amortization	(24,739)	(16,457)	(8,764)
Write-off			1,947
Transfer	(380)	(1,207)
Intangible assets and goodwill, balance at end	(66,877)	(41,758)	(24,094)
Education Content [Member]
IfrsStatementLineItems [Line Items]
Net book value	51,891	47,569
Education Content [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	108,269	84,201	69,589
Additions	25,106	17,701	9,827
Write-off	(2)	(162)
Transfer		6,529	4,785
Intangible assets and goodwill, balance at end	133,373	108,269	84,201
Education Content [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(60,700)	(42,230)	(26,562)
Amortization	(20,782)	(18,471)	(15,668)
Write-off		1
Intangible assets and goodwill, balance at end	(81,482)	(60,700)	(42,230)
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Net book value	52,698	59,888
Technology-based intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	102,523	128,477	90,749
Additions	9,552	14,092	37,712
Write-off	(1)	(117)
Transfer		(39,929)	16
Intangible assets and goodwill, balance at end	112,074	102,523	128,477
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(42,635)	(31,603)	(10,093)
Amortization	(16,741)	(20,086)	(21,504)
Transfer		9,019	(6)
Intangible assets and goodwill, balance at end	(59,376)	(42,635)	(31,603)
Educational Platform [Member]
IfrsStatementLineItems [Line Items]
Net book value	74,493	83,721
Educational Platform [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	134,820	74,892	55,697
Additions	31,250	30,255	23,164
Write-off			(911)
Transfer		29,673	(3,058)
Intangible assets and goodwill, balance at end	166,070	134,820	74,892
Educational Platform [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(51,099)	(20,900)	(17,039)
Amortization	(40,478)	(22,387)	(4,778)
Write-off		35	911
Transfer		(7,812)	6
Intangible assets and goodwill, balance at end	(91,577)	(51,099)	(20,900)
Intangible In Progress [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	27,473	12,134	14,734
Additions	72,184	34,905	27,976
Write-off	(272)	(1)	(125)
Transfer	(30,840)	(19,565)	(30,451)
Intangible assets and goodwill, balance at end	68,545	27,473	12,134
Intangible In Progress [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Amortization
Intangible assets and goodwill, balance at end
Other [Member]
IfrsStatementLineItems [Line Items]
Net book value	659	765
Other [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	1,055	1,055	1,055
Intangible assets and goodwill, balance at end	1,055	1,055	1,055
Other [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(290)	(184)	(79)
Amortization	(106)	(106)	(105)
Intangible assets and goodwill, balance at end	(396)	(290)	R$ (184)
Software In Progress [Member]
IfrsStatementLineItems [Line Items]
Net book value	R$ 68,545	R$ 27,473